Summary of Significant Accounting Policies - Schedule of Movements of Contract Liabilities (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Movements of Contract Liabilities [Abstract]
Opening balance	¥ 2,115,522		¥ 896,226
Addition of contract liabilities	2,379,009		2,115,522
Revenue recognition during the year	(2,115,522)		(896,226)
Ending balance of contract liabilities	¥ 2,379,009	$ 332,097	¥ 2,115,522